Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000090341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000090342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000019816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000019811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000103128
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000019825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000101966
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000019826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Without Sales Load [Member] | C000090341
Average Annual Return [Line Items]
Average Annual Return, Percent	21.35%	11.00%	12.39%
Without Sales Load [Member] | C000090342
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%	10.75%	12.12%
Without Sales Load [Member] | C000019816
Average Annual Return [Line Items]
Average Annual Return, Percent	18.13%	6.38%	9.20%
Without Sales Load [Member] | C000019811
Average Annual Return [Line Items]
Average Annual Return, Percent	14.87%	8.51%	7.94%
Without Sales Load [Member] | C000103128
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%	12.00%	11.05%
Without Sales Load [Member] | C000019825
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%	11.72%	10.78%
Without Sales Load [Member] | C000101966
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%	6.85%	8.93%
Without Sales Load [Member] | C000019826
Average Annual Return [Line Items]
Average Annual Return, Percent	18.70%	6.60%	8.65%
ALLSPRING Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	32.46%	18.25%	16.22%
ALLSPRING Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	32.46%	18.25%	16.22%
ALLSPRING Index: Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Average Annual Return, Percent	13.90%	8.08%	9.45%
ALLSPRING Index: Index Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Index Asset Allocation Blended Index
Average Annual Return, Percent	14.74%	8.58%	8.48%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%	6.86%	8.09%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%	6.86%	8.09%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%